Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Component of Operating Income [Abstract]
Management fees	$ 12,445	$ 14,539	$ 13,426
Interest and other income	53,794	47,025	81,172
Total other income	$ 66,239	$ 61,564	$ 94,598